Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000131671
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$30,013 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
C000131662
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$33,173 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
C000131664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$21,473 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
C000131665
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$17,706 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
C000131666
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$30,875 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
C000131667
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$19,419 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
C000131668
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$33,693 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
C000131669
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$69,274 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
C000131670
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$23,267 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
C000151119
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$17,481 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
C000131663
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$26,849 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Without Sales Load [Member] | C000131671
Average Annual Return [Line Items]
Average Annual Return, Percent		29.61%	12.84%	11.62%
Without Sales Load [Member] | C000131662
Average Annual Return [Line Items]
Average Annual Return, Percent		15.75%	11.74%	12.74%
Without Sales Load [Member] | C000131664
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%	8.83%	7.94%
Without Sales Load [Member] | C000131665
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.19%)	25.03%	5.88%
Without Sales Load [Member] | C000131666
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%	19.20%	11.93%
Without Sales Load [Member] | C000131667
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.84%)	4.96%	6.86%
Without Sales Load [Member] | C000131668
Average Annual Return [Line Items]
Average Annual Return, Percent		18.07%	18.07%	12.92%
Without Sales Load [Member] | C000131669
Average Annual Return [Line Items]
Average Annual Return, Percent		22.26%	19.54%	21.35%
Without Sales Load [Member] | C000131670
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.83%)	10.63%	8.81%
Without Sales Load [Member] | C000151119
Average Annual Return [Line Items]
Average Annual Return, Percent		2.61%	5.84%	5.74%
Without Sales Load [Member] | C000131663
Average Annual Return [Line Items]
Average Annual Return, Percent		20.72%	10.42%	10.38%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Fidelity Index: MSCI USA IMI Communication Services 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	$30,343 MSCI USA IMI Communication Services 25/50 Index
Average Annual Return, Percent		29.73%	12.94%	11.74%
Fidelity Index: Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	$33,256 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Average Annual Return, Percent		15.86%	11.72%	12.77%
Fidelity Index: Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	$21,732 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Average Annual Return, Percent		6.67%	8.93%	8.07%
Fidelity Index: Fidelity MSCI Energy Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	$17,874 Fidelity MSCI Energy Index ETF Capped Linked Index
Average Annual Return, Percent		(3.10%)	25.16%	5.98%
Fidelity Index: Fidelity MSCI Financials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	$31,173 Fidelity MSCI Financials Index ETF Capped Linked Index
Average Annual Return, Percent		21.80%	19.30%	12.04%
Fidelity Index: Fidelity MSCI Health Care Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	$19,585 Fidelity MSCI Health Care Index ETF Capped Linked Index
Average Annual Return, Percent		(10.77%)	5.05%	6.95%
Fidelity Index: Fidelity MSCI Industrials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	$34,023 Fidelity MSCI Industrials Index ETF Capped Linked Index
Average Annual Return, Percent		18.19%	18.18%	13.03%
Fidelity Index: Fidelity MSCI Information Technology Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	$69,843 Fidelity MSCI Information Technology Index ETF Capped Linked Index
Average Annual Return, Percent		22.37%	19.62%	21.45%
Fidelity Index: Fidelity MSCI Materials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	$23,416 Fidelity MSCI Materials Index ETF Capped Linked Index
Average Annual Return, Percent		(2.75%)	10.68%	8.88%
Fidelity Index: Fidelity MSCI Real Estate Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	$17,670 Fidelity MSCI Real Estate Index ETF Capped Linked Index
Average Annual Return, Percent		2.55%	5.92%	5.86%
Fidelity Index: Fidelity MSCI Utilities Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	$27,145 Fidelity MSCI Utilities Index ETF Capped Linked Index
Average Annual Return, Percent		20.81%	10.51%	10.50%

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